Off-balance sheet assets received	12 Months Ended
Dec. 31, 2025
Disclosure Off-balance Sheet Assets Received [Line Items]
Off-balance sheet assets received
d) Off-balance sheet assets received
The table below presents assets received from third parties
that can be sold or
repledged and that are not recognized on
the balance sheet but that are held as collateral, including amounts that have been sold or repledged.
Off-balance sheet assets received
USD m 31.12.25 31.12.24
Fair value of assets received that can be sold or repledged
1
674,167 581,769
of which: sold or repledged
2
499,184 383,227
1 Includes securities
received as initial
margin from its
clients that UBS
AG is
required to remit
to central
counterparties, brokers
and deposit banks
through its exchange-traded
derivative clearing
and execution
services.
2 Does not include off-balance sheet securities (31 December 2025: USD
15.3 bn; 31 December 2024: USD 21.4 bn) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.